SHARE-BASED PAYMENT, Unrecognized Company Cost (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENT [Abstract]
Total unrecognized cost	$ 7,851	$ 4,103
Unrecognized company cost related to non-vested share based compensation expected to be recognized	4 years	4 years